Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Impaired loans	$ 12,430,000	$ 13,681,000
Other real estate owned	934,000	1,412,000
Estimate of Fair Value Measurement [Member]
Impaired loans	6,498,000	12,848,000
Other real estate owned	511,000	1,412,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	6,498,000	12,848,000
Other real estate owned	$ 511,000	$ 1,412,000